Other Non-financial Liabilities - Summary of Other Non-financial Liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 89,552,825	$ 78,355,869
Creditors for sale of assets
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	775,912	739,634
Tax withholdings and collections payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	29,678,770	24,844,946
Payroll and Social Contributions Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	18,071,442	17,363,085
Withholdings on Payroll Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	1,074,305	1,034,206
Fess to Directors and Syndics
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	624,610	461,673
Value-Added Tax
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	4,066,875	3,647,479
Sundry Creditors
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	9,541,409	13,479,207
Taxes Payable
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	17,821,122	11,617,415
Obligations Arising from Contracts with Customers
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	2,782,656	4,193,566
Retirement payment orders pending settlement
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	355,378	232,488
Other Non-financial Liabilities
Disclosure of other non-financial liabilities [line items]
Other Non-financial Liabilities	$ 4,760,346	$ 742,170